Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	$ 527
Foreign currency translation adjustment	0	$ 0
Plan assets at fair value at end of year	597	527
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	117	107
Contributions (employer and employee)	11	12
Actual return on plan assets	(1)	(1)
Net benefit payments	9	5
Settlements	(34)	(4)
Transfer in Level 3	11
Foreign currency translation adjustment		(2)
Plan assets at fair value at end of year	$ 113	$ 117